Basic and Diluted Net (Loss) Income per Share - Earnings Per Share Computation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,616,539	6,209,645	4,584,794